Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [line items]
Basic weighted average number of shares outstanding	443,191	441,784	442,961	441,635
Diluted weighted average number of shares outstanding	443,770	442,370	443,453	442,168
Share purchase options [member]
Earnings per share [line items]
Restricted share units	175	275	131	277
Restricted stock units [member]
Earnings per share [line items]
Restricted share units	404	311	361	256